Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001501825
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 17, 2017
Prospectus Date	rr_ProspectusDate	Mar. 17, 2017